Segmented information (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property and equipment	$ 811	$ 618
Europe [Member]
Property and equipment	118	132
Rest Of World [Member]
Property and equipment	$ 693	$ 486